FAIR VALUE DISCLOSURES - Fair Value Option Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Loans held for sale	$ 49	$ 139	$ 2,281
Capitalized mortgage loan servicing rights	(5,741)	533	(4,202)
Net Gains (Losses) on Assets -Mortgage Loans
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Loans held for sale	49	139	2,281
Mortgage Loan Servicing, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Capitalized mortgage loan servicing rights	$ (5,741)	$ 533	$ (4,202)